UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number (811 - 05037)
                                                   -------------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                  414-765-5344
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  FEBRUARY 28, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                             VILLERE BALANCED FUND

                    SEMI-ANNUAL REPORT     FEBRUARY 28, 2005

                              (VILLERE & CO. LOGO)
                         Investment Counsel Since 1911

                     CELEBRATING TWO NOTEWORTHY MILESTONES

           The Villere Balanced Fund, New Orleans' first independent
        no-load mutual fund, is celebrating its fifth anniversary as of
                                September 2004.

             The Villere Plantation, south of New Orleans, was the
           site where British ships landed to fight the Battle of New
            Orleans. They sailed through Lake Borgne via the Gulf of
            Mexico and spent several days on Villere grounds trying
           to dislodge Americans behind fortifications here. Then the
         British launched a frontal attack and were decisively defeated on January 8, 1815. This year marks the 190th anniversary of this historical event.

            Painting: Battle of Lake Borgne by Thomas L. Hornbrook.
      Courtesy of The Historic New Orleans Collection, from their upcoming exhibition exploring The Battle of New Orleans.

March 18, 2005

To Our Fellow Shareholders:

At the close of our semi-annual period, February 28, 2005, the Villere Balanced Fund achieved a one-year return of 10.72% that compares to the S&P 500 return of 6.88% and the Lipper Balanced Index return of 6.05%. Our five-year return is 39.52% (6.89% annualized) that compares to the S&P 500 that fell 4.98% (-1.02% annualized) and the Lipper Balanced Index that rose 19.06% (3.55% annualized). Our cumulative return since inception (9/30/99) is 73.55% (10.71% on an annualized basis) that compares to the S&P 500 that increased 1.70% (0.31% annualized). It also outperformed the Lipper Balanced Index, which returned 23.99% (4.05% annualized). Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com. Our performance was ranked by the mutual fund rating
         ---------------
agency, Lipper, placing us #16 (3rd Percentile) and #33 (10th Percentile) out of 584 and 361 Balanced Funds for the one and five-year periods ending February 28, 2005 respectively. Since inception (9/30/99) we are ranked #4 out of 350 Balanced Funds (2nd percentile). Ranking information is based upon fund total returns. At the close of our semi-annual period the asset allocation was 64%, 26%, and 10% invested in stocks, bonds, and cash respectively.

Six months ago our assets were $28 million. As of this writing, they have increased to $39 million. It is important for our existing shareholders to know that our increasing assets demonstrates strength and is a proxy for longevity. Despite the increase, our assets are quite low compared to our peers. We find this to be a competitive advantage. The large brand-name mutual funds that manage tens of billions of dollars find it impossible to buy smaller capitalization equities because they would own the entire company. Therefore they are relegated to buying only the largest of companies. We believe that the plethora of Wall Street analysts and mutual funds following such investments creates an efficient environment, meaning it is difficult to know more about any given company than a competitor. We have found that smaller companies with few analysts following them are quite inefficient, and our thorough research can prove rewarding.

One of our recent successes was Laserscope, which has appreciated 66% from our initial purchase. Laserscope's GreenLight PV Laser System for Photoselective Vaporization of the prostate offers a revolutionary treatment for men suffering from an enlarged prostate. This condition, known as Benign Prostatic Hyperplasia (BPH), affects 50% of men over age 50, and 80% of men over 70. We have contacted urologists throughout the country to learn if Laserscope truly has the solution that management claims. Our independent research, along with patient testimonials, has convinced us that the lack of side effects, low cost, and fast, minimally invasive surgery, will help this new technology gain
traction.   In contrast to conventional treatment, most patients return home a few hours after the procedure and can return to normal, non-strenuous activities within days.

We are cautious regarding the market over the very short-term, having sold stocks that were overpriced, and are holding proceeds pending more compelling valuations. We believe an important advantage of investing in a balanced fund is that shareholders lacking the time or expertise to reallocate assets can rely on us to do it for them. Our prospectus states that we can invest between 60-70% in stocks, and we have chosen to maintain a 60% weighting over the near term partly based on the 13.6% appreciation our fund enjoyed in the 4th quarter.

Our outlook for 2005 is positive despite our near term apprehension. We believe that the market will be 7-10% higher in 2005, rallying in fits and starts as the market digests corporate earnings, the global political climate, rising energy costs, higher interest rates, and a weaker dollar. Our style of stock selection should do well in these uncertain times.

We have stood by our fund's objectives in seeking long-term capital growth. We believe that in this turbulent market a balanced fund is the investment vehicle of choice as it offers the stability of fixed income, and the opportunity for growth in equities.

In conclusion, we are confident that our style of conducting extensive research on each company will allow us to succeed. We continue to invest in companies that we feel have excellent managements and strong earning power, whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

/s/St. Denis J. Villere                 /s/George G. Villere

St. Denis J. Villere                    George G. Villere

/s/George V. Young                      /s/St. Denis J. Villere III

George V. Young                         St. Denis J. Villere III

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown include dividends and distributions reinvested and do not reflect sales charges.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category. The indices are unmanaged and returns include reinvested dividends. The S&P 500 is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The stock index does not incur expenses. Indices are not available for investment.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE.

Must be preceded or accompanied by a current prospectus.

The Fund is distributed by Quasar Distributors, LLC.  4/05

SECTOR ALLOCATION at February 28, 2005 (Unaudited)

       SECTOR ALLOCATION                                 % OF NET ASSETS
       -----------------                                 ---------------
       Basic Materials                                          7.0%
       Capital Goods                                            4.3%
       Consumer Cyclical                                        4.5%
       Consumer Non-Cyclical                                    6.5%
       Energy                                                   4.7%
       Financial                                               13.7%
       Healthcare                                              11.3%
       Services                                                12.6%
       Technology                                              22.2%
       Transportation                                           0.9%
       Utilities                                                3.8%
       Money Market Fund                                       10.5%
       Liabilities in excess of Other Assets                   (2.0)%
                                                              ------
       Net Assets                                             100.0%

EXPENSE EXAMPLE - For the Six Months Ended February 28, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/04 - 2/28/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning        Ending          Expenses Paid
                              Account        Account        During the Period
                            Value 9/1/04  Value 2/28/05   9/1/04 - 2/28/05*<F1>
                            ------------  -------------   ---------------------
Actual                         $1,000         $1,146              $7.98

Hypothetical (5% annual
  return before expenses)      $1,000         $1,017              $7.50

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at February 28, 2005 (Unaudited)

                                                                      MARKET
SHARES                                                                VALUE
------                                                                ------
COMMON STOCKS: 65.4%

AUTO PARTS & EQUIPMENT: 3.8%
    61,700   Noble
               International Ltd.                                  $ 1,443,780
                                                                   -----------

BANKS: 2.8%
    30,500   First State Bancorp.                                    1,080,920
                                                                   -----------

CHEMICALS: 7.0%
    41,000   American
               Vanguard Corp.                                        1,596,130
    30,700   Cabot Corp.                                             1,068,360
                                                                   -----------
                                                                     2,664,490
                                                                   -----------

COMPUTERS: 5.9%
    75,800   3D Systems Corp.*<F2>                                   1,537,982
    15,000   DST Systems Inc.*<F2>                                     712,350
                                                                   -----------
                                                                     2,250,332
                                                                   -----------

ELECTRIC: 3.8%
    63,000   Westar Energy, Inc.                                     1,447,740
                                                                   -----------

ELECTRONICS: 3.4%
    25,600   Garmin Ltd.                                             1,312,000
                                                                   -----------

FOOD: 2.8%
   110,400   Cal-Maine
               Foods, Inc.                                           1,073,088
                                                                   -----------

HEALTHCARE PRODUCTS: 8.7%
    59,000   Laserscope*<F2>                                         1,978,270
   172,000   Luminex Corp.*<F2>                                      1,324,400
                                                                   -----------
                                                                     3,302,670
                                                                   -----------

HEALTHCARE SERVICES: 2.6%
    28,000   LabOne, Inc.*<F2>                                       1,008,000
                                                                   -----------

LODGING: 2.3%
    38,000   The Marcus Corp.                                          886,160
                                                                   -----------

OIL & GAS: 9.0%
    78,000   Delta Petroleum
               Corp.*<F2>                                            1,206,660
    31,000   Gulf Island
               Fabrication, Inc.                                       746,170
   200,000   Input/Output, Inc.*<F2>                                 1,476,000
                                                                   -----------
                                                                     3,428,830
                                                                   -----------

PHARMACEUTICALS: 2.2%
    21,672   Caremark Rx Inc.*<F2>                                     829,604
                                                                   -----------

RETAIL: 3.9%
    29,000   O'Reilly
               Automotive, Inc.*<F2>                                 1,476,100
                                                                   -----------

SEMICONDUCTORS: 3.8%
    33,000   International
               Rectifier Corp.*<F2>                                  1,452,000
                                                                   -----------

SOFTWARE: 1.9%
    57,300   EPIQ
               Systems, Inc.*<F2>                                      727,710
                                                                   -----------

TRANSPORTATION: 1.5%
    20,300   Petroleum
               Helicopters, Inc.*<F2>                                  588,700
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $20,069,818)                                                24,972,124
                                                                   -----------

PRINCIPAL
AMOUNT
---------
CORPORATE BONDS: 26.0%

AEROSPACE/DEFENSE: 1.0%
$  300,000   General Dynamics
               Corp., 5.375%,
               8/15/2015                                               313,912
    75,000   McDonnell Douglas
               Corp., 6.875%,
               11/1/2006                                                78,398
                                                                   -----------
                                                                       392,310
                                                                   -----------

AUTO MANUFACTURERS: 0.5%
   200,000   General
               Motors Corp.,
               7.20%, 1/15/2011                                        198,820
                                                                   -----------

BANKS: 1.5%
   200,000   Bank of
               America Corp.,
               5.95%, 2/15/2006                                        202,728
   325,000   Colonial Bank,
               8.00%, 3/15/2009                                        349,093
                                                                   -----------
                                                                       551,821
                                                                   -----------

COMPUTERS: 0.7%
   250,000   IBM Corp.,
               4.75%, 11/29/2012                                       252,724
                                                                   -----------

COSMETICS/PERSONAL CARE: 1.2%
   450,000   Procter & Gamble
               Co., 3.50%,
               12/15/2008                                              440,408
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 11.7%
   500,000   Caterpillar Financial
               Services Corp.,
               2.625%, 1/30/2007                                       487,795
   150,000   CIT Group Inc.,
               3.25%, 4/15/2005                                        150,032
 1,000,000   CIT Group Inc.,
               5.00%, 2/1/2015                                         986,903
   750,000   Countrywide Home
               Loans, Inc.,
               4.00%, 3/22/2011                                        717,880
    75,000   Ford Motor Credit Co.,
               5.80%, 1/12/2009                                         74,986
   200,000   Goldman Sachs
               Group Inc.,
               6.875%, 1/15/2011                                       222,802
 1,000,000   International Lease
               Finance Corp.,
               5.875%, 5/1/2013                                      1,053,378
   500,000   JPMorgan
               Chase & Co.,
               4.875%, 3/15/2014                                       496,747
   250,000   Merrill Lynch & Co.,
               6.875%, 11/15/2018                                      286,537
                                                                   -----------
                                                                     4,477,060
                                                                   -----------

FOOD: 2.5%
   400,000   Kraft Foods Inc.,
               5.25%, 10/1/2013                                        411,527
   500,000   McCormick &
               Co. Inc.,
               3.35%, 4/15/2009                                        479,273
    75,000   Sara Lee Corp.,
               6.00%, 1/15/2008                                         78,669
                                                                   -----------
                                                                       969,469
                                                                   -----------

INSURANCE: 2.0%
   750,000   Prudential Financial
               Inc., 5.00%,
               1/15/2013                                               748,830
                                                                   -----------

SOFTWARE: 2.6%
 1,000,000   First Data Corp.,
               4.85%, 10/1/2014                                        995,570
                                                                   -----------

TELECOMMUNICATIONS: 1.4%
   325,000   AT&T Corp.,
               6.00%, 3/15/2009                                        342,063
   200,000   GTE Corp.,
               6.36%, 4/15/2006                                        205,308
                                                                   -----------
                                                                       547,371
                                                                   -----------

TRANSPORTATION: 0.9%
   125,000   CSX
               Transportation Inc.,
               7.77%, 4/1/2010                                         141,920
   200,000   International
               Shipholding
               Corp., 7.75%,
               10/15/2007+<F3>                                         208,380
                                                                   -----------
                                                                       350,300
                                                                   -----------
TOTAL CORPORATE BONDS
  (cost $9,829,321)                                                  9,924,683
                                                                   -----------

SHARES
------
SHORT-TERM INVESTMENT: 10.5%

MONEY MARKET INVESTMENT:
 4,021,693   Federated Cash Trust
               Series II - Treasury
               Cash Series II
               (cost $4,021,693)                                     4,021,693
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES: 101.9%
  (cost $33,920,832)                                                38,918,500
Liabilities in excess of
  Other Assets: (1.9)%                                                (742,747)
                                                                   -----------
NET ASSETS: 100%                                                   $38,175,753
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
+<F3> Security valued at its fair value under the supervision of the Board of Trustees.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2005 (Unaudited)

ASSETS
Investments in securities, at value (cost $33,920,832)             $38,918,500
Receivables:
   Fund shares sold                                                     38,415
   Dividends and interest                                              159,308
Prepaid expenses                                                         5,868
                                                                   -----------
       Total assets                                                 39,122,091
                                                                   -----------

LIABILITIES
Payables:
   Securities purchased                                                849,383
   Fund shares redeemed                                                  2,253
   Advisory fees                                                        21,296
   Administration fees                                                   5,679
   Custodian fees                                                          246
   Fund accounting fees                                                  3,443
   Transfer agent fees                                                   2,754
Prior year advisory fees waived
  subject to recoupment (See Note 3)                                    44,426
Accrued expenses                                                        16,858
                                                                   -----------
       Total liabilities                                               946,338
                                                                   -----------
NET ASSETS                                                         $38,175,753
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
Paid-in capital                                                    $32,779,986
Undistributed net investment income                                      6,457
Accumulated net realized gain on investments                           391,642
Net unrealized appreciation on investments                           4,997,668
                                                                   -----------
       Net assets                                                  $38,175,753
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($38,175,753 / 2,491,789 shares outstanding; unlimited
  number of shares authorized without par value)                        $15.32
                                                                        ------
                                                                        ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - For the Six Months Ended February 28, 2005
(Unaudited)

INVESTMENT INCOME
Income
   Interest income                                                  $  225,322
   Dividend income                                                      56,285
                                                                    ----------
       Total income                                                    281,607
                                                                    ----------
Expenses
   Advisory fees                                                       119,634
   Administration fees                                                  31,902
   Fund accounting fees                                                 12,432
   Transfer agent fees                                                   9,480
   Audit fees                                                            8,433
   Reports to shareholders                                               4,886
   Registration fees                                                     4,215
   Trustee fees                                                          2,940
   Legal                                                                 2,815
   Miscellaneous                                                         2,695
   Custody fees                                                          2,285
   Insurance                                                               788
                                                                    ----------
       Total expenses                                                  202,505
       Plus: prior year fees waived subject
         to recoupment (See Note 3)                                     36,763
                                                                    ----------
       Net expenses                                                    239,268
                                                                    ----------
           NET INVESTMENT INCOME                                        42,339
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                       679,359
Change in net unrealized appreciation on investments                 3,423,841
                                                                    ----------
   Net realized and unrealized gain on investments                   4,103,200
                                                                    ----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                  $4,145,539
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months Ended         Year Ended
                                                February 28, 2005#<F5>    August 31, 2004
                                                ----------------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income                                 $    42,339           $    45,126
Net realized gain on investments                          679,359             1,080,134
Change in net unrealized appreciation
  on investments                                        3,423,841               183,567
                                                      -----------           -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                          4,145,539             1,308,827
                                                      -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                (67,382)              (34,572)
From net realized gain                                   (474,103)                   --
                                                      -----------           -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (541,485)              (34,572)
                                                      -----------           -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
  net change in outstanding shares (a)                  8,892,920            12,769,688
                                                      -----------           -----------
   TOTAL INCREASE IN NET ASSETS                        12,496,974            14,043,943
                                                      -----------           -----------

NET ASSETS
Beginning of period                                    25,678,779            11,634,836
                                                      -----------           -----------
END OF PERIOD (INCLUDING UNDISTRIBUTED
  NET INVESTMENT INCOME OF $6,457
  AND $31,500)                                        $38,175,753           $25,678,779
                                                      -----------           -----------
                                                      -----------           -----------

(a)<F4>  Summary of capital share transactions is as follows:

                                   Six Months Ended           Year Ended
                                February 28, 2005#<F5>      August 31, 2004
                                ----------------------    ------------------
                                  Shares       Value      Shares       Value
                                  ------       -----      ------       -----
Shares sold                      637,952    $9,446,684   970,495   $13,339,838
Shares issued in reinvestment
  of distributions                35,164       534,846     2,491        33,701
Shares redeemed                  (72,089)   (1,088,610)  (43,398)     (603,851)
                                 -------   -----------   -------   -----------
Net increase                     601,027    $8,892,920   929,588   $12,769,688
                                 -------   -----------   -------   -----------
                                 -------   -----------   -------   -----------

#<F5>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             Six Months                                                                   Period
                                               Ended                                                                      Ended
                                            February 28,                     Year Ended August 31,                      August 31,
                                             2005#<F9>         2004           2003           2002           2001        2000*<F6>
                                            ------------       ----           ----           ----           ----        ----------
Net asset value,
  beginning of period                          $13.58         $12.10         $10.22         $11.99         $12.94         $10.00
                                               ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.02           0.03           0.04           0.08           0.13           0.13
   Net realized and unrealized
     gain (loss) on investments                  1.97           1.48           1.91          (1.75)         (0.48)          3.28
                                               ------         ------         ------         ------         ------         ------
Total from
  investment operations                          1.99           1.51           1.95          (1.67)         (0.35)          3.41
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   From net
     investment income                          (0.03)         (0.03)         (0.07)         (0.10)         (0.15)         (0.04)
   From net realized gain                       (0.22)            --             --             --          (0.45)         (0.43)
                                               ------         ------         ------         ------         ------         ------
Total distributions                             (0.25)         (0.03)         (0.07)         (0.10)         (0.60)         (0.47)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $15.32         $13.58         $12.10         $10.22         $11.99         $12.94
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total return                                    14.64%^        12.49%         19.23%        (14.05)%        (2.50)%        34.70%^
                                                    <F8>                                                                       <F8>

Ratios/supplemental data:
Net assets, end
  of period (millions)                          $38.2          $25.7          $11.6           $7.8           $7.5           $4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           1.27%+         1.45%          1.92%          2.30%          2.78%          4.95%+
                                                    <F7>                                                                       <F7>
   After fees waived and
     expenses absorbed                           1.50%+         1.50%          1.50%          1.50%          1.50%          1.50%+
                                                    <F7>                                                                       <F7>

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           0.50%+         0.30%          0.02%         (0.07)%        (0.03)%        (1.99)%+
                                                    <F7>                                                                       <F7>
   After fees waived and
     expenses absorbed                           0.27%+         0.25%          0.44%          0.73%          1.25%          1.46%+
                                                    <F7>                                                                       <F7>
Portfolio turnover rate                         13.95%^        20.38%         38.50%         19.84%         32.45%         18.35%^
                                                    <F8>                                                                       <F8>

*<F6>   Fund commenced operations on September 30, 1999.
+<F7>   Annualized.
^<F8>   Not annualized.
#<F9>   Unaudited

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

  The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Securities Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost does not represent fair value.

      Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

      Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

      All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

  B. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Securities Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method. Interest income is recorded on an accrual basis.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  St. Denis J. Villere & Co. LLC (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended February 28, 2005, the Fund incurred $119,634 in advisory fees.

  The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

  At February 28, 2005, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped was $108,366. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

                                                  August 31,
                                      ----------------------------------
                                      2005           2006           2007
                                      ----           ----           ----
  Villere Balanced Fund             $62,016        $38,687         $7,663

  For the six months ended February 28, 2005, $36,763 in fees waived by the Adviser in 2002 can be recouped.

  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

      Under $15 million                 $30,000
      $15 to $50 million                0.20% of average daily net assets
      $50 to $100 million               0.15% of average daily net assets
      $100 to $150 million              0.10% of average daily net assets
      Over $150 million                 0.05% of average daily net assets

  For the six months ended February 28, 2005, the Fund incurred $31,902 in administration fees.

  Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for shares of the Villere Balanced Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. (the "Custodian") serves as the Fund's custodian. Both the Distributor and Custodian are affiliates of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended February 28, 2005, were $10,941,164 and $4,133,220, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 15, 2004, a distribution of $0.2459 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004.

  The tax character of distributions paid during the six months ended February 28, 2005 and the fiscal year ended August 31, 2004 was as follows:

                                       February 28,         August 31,
                                           2005                2004
                                       ------------         ----------
  Distributions paid from:
     Ordinary income                     $ 67,382            $34,572
     Long-term capital gain              $474,103            $    --

  As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Cost of investments                                       $25,005,760
                                                                -----------
      Gross tax unrealized appreciation                           2,650,900
      Gross tax unrealized depreciation                          (1,077,073)
                                                                -----------
      Net tax unrealized appreciation                           $ 1,573,827
                                                                -----------
                                                                -----------
      Undistributed ordinary income                             $    31,500
      Undistributed long-term capital gain                          186,386
                                                                -----------
      Total distributable earnings                              $   217,886
                                                                -----------
                                                                -----------
      Other accumulated gains/(losses)                          $        --
                                                                -----------
      Total accumulated earnings/(losses)                       $ 1,791,713
                                                                -----------
                                                                -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Villere Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-209-1129 and on the Fund's website at www.villere.com. Furthermore, you can obtain the description on the
           ---------------
SEC's website at www.sec.gov.
                 -----------

Information regarding how the Villere Balanced Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-209-1129. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Villere Balanced Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling toll-free at
(866) 209-1129. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                    Number of
                                                                                                    Portfolios
                                                Term of Office                                       in Fund
Name,                           Position          and Length         Principal                   Complex***<F12>          Other
Address                         with the           of Time       Occupation During                   Overseen         Directorships
and Age                          Trust              Served        Past Five Years                  by Trustees             Held
-------                         --------        --------------   -----------------               ---------------      -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F10>          Chairman        Indefinite       President, Talon                       1             None.
(born 1943)                     and             Term             Industries, Inc.
2020 E. Financial Way           Trustee         since            (administrative,
Suite 100                                       May 1991.        management and
Glendora, CA 91741                                               business consulting);
                                                                 formerly Chief
                                                                 Operating Officer,
                                                                 Integrated Asset
                                                                 Management
                                                                 (investment advisor
                                                                 and manager) and
                                                                 formerly President,
                                                                 Value Line, Inc.
                                                                 (investment advisory
                                                                 and financial
                                                                 publishing firm).

Wallace L. Cook*<F10>           Trustee         Indefinite       Financial Consultant,                  1             None.
(born 1939)                                     Term             Formerly Senior Vice
2020 E. Financial Way                           since            President, Rockefeller
Suite 100                                       May 1991.        Trust Co.; Financial
Glendora, CA 91741                                               Counselor, Rockefeller
                                                                 & Co.

Carl A. Froebel*<F10>           Trustee         Indefinite       Owner, Golf                            1             None.
(born 1938)                                     Term             Adventures, LLC,
2020 E. Financial Way                           since            (Vacation Services).
Suite 100                                       May 1991.        Formerly Managing
Glendora, CA 91741                                               Director, Premier
                                                                 Solutions, Ltd.
                                                                 Formerly President
                                                                 and Founder,
                                                                 National Investor
                                                                 Data Services, Inc.
                                                                 (investment related
                                                                 computer software).

Rowley W.P. Redington*<F10>     Trustee         Indefinite       President; Intertech                   1             None.
(born 1944)                                     Term             Computer Services
2020 E. Financial Way                           since            Corp. (computer
Suite 100                                       May 1991.        services and
Glendora, CA 91741                                               consulting).

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F11>       Trustee         Indefinite       Consultant since                       1             Trustee,
(born 1950)                                     Term             July 2001; formerly,                                 Managers
2020 E. Financial Way                           since            Executive Vice                                       Funds;
Suite 100                                       May 1991.        President, Investment                                Trustee,
Glendora, CA 91741                                               Company                                              Managers
                                                                 Administration, LLC                                  AMG Funds.
                                                                 ("ICA") (mutual
                                                                 fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky                President       Indefinite       Vice President, U.S.                   1             Not
(born 1947)                                     Term since       Bancorp Fund Services,                               Applicable.
2020 E. Financial Way                           Aug. 2002.       LLC since July 2001;
Suite 100                       Chief           Indefinite       formerly, Senior Vice
Glendora, CA 91741              Compliance      Term since       President, ICA (May
                                Officer         Sept. 2004.      1997-July 2001).

Eric W. Falkeis                 Treasurer       Indefinite       Vice President, U.S.                   1             Not
(born 1973)                                     Term             Bancorp Fund Services,                               Applicable.
615 East Michigan St.                           since            LLC since 1997;
Milwaukee, WI 53202                             August           Chief Financial Officer,
                                                2002.            Quasar Distributors,
                                                                 LLC since 2000.

Chad E. Fickett                 Secretary       Indefinite       Assistant Vice                         1             Not
(born 1973)                                     Term since       President, U.S.                                      Applicable.
615 East Michigan St.                           March            Bancorp Fund
Milwaukee, WI 53202                             2002.            Services, LLC since
                                                                 July 2000.

  *<F10> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F11> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F12> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Adviser
                       ST. DENIS J. VILLERE & COMPANY, LLC
                         210 Baronne Street, Suite 808
                              New Orleans, LA 70112

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                  866-209-1129

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

  Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date  April 22, 2005
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F13> /s/Robert M. Slotky
                                    -------------------
                                    Robert M. Slotky, President

     Date  April 22, 2005
           --------------

     By (Signature and Title)*<F13> /s/Eric W. Falkeis
                                    ------------------
                                    Eric W. Falkeis, Treasurer

     Date  April 27, 2005
           --------------

*<F13> Print the name and title of each signing officer under his or her signature.